GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 5.0%
16,212	Activision Blizzard, Inc.	$ 1,576,617
638	Alphabet, Inc., Class A*	1,503,670
46,357	AT&T, Inc.	1,364,287
2,191	Charter Communications, Inc., Class A*	1,521,715
26,246	Comcast Corp., Class A	1,504,946
10,710	Electronic Arts, Inc.	1,530,780
4,667	Facebook, Inc., Class A*	1,534,183
6,235	IAC/InterActiveCorp*	994,295
9,141	Liberty Broadband Corp., Class C*	1,520,057
115,474	Lumen Technologies, Inc.	1,598,160
10,269	Match Group, Inc.*	1,472,369
2,959	Netflix, Inc.*	1,487,815
17,841	Omnicom Group, Inc.	1,467,244
23,943	Pinterest, Inc., Class A*	1,563,478
21,902	ROBLOX Corp., Class A*(a)	2,053,751
4,803	Roku, Inc.*	1,665,248
26,916	Snap, Inc., Class A*	1,672,022
8,835	Take-Two Interactive Software, Inc.*	1,639,423
11,067	T-Mobile US, Inc.*	1,565,427
27,459	Twitter, Inc.*	1,592,622
25,246	Verizon Communications, Inc.	1,426,147
37,631	ViacomCBS, Inc., Class B	1,596,307
10,121	Vimeo, Inc.*	425,082
8,085	Walt Disney Co. (The)*	1,444,385
12,873	Zillow Group, Inc., Class C*	1,510,260

		37,230,290

Consumer Discretionary – 10.5%
7,311	Advance Auto Parts, Inc.	1,387,116
450	Amazon.com, Inc.*	1,450,381
1,016	AutoZone, Inc.*	1,429,106
12,745	Best Buy Co., Inc.	1,481,479
629	Booking Holdings, Inc.*	1,485,415
4,538	Burlington Stores, Inc.*	1,467,453
14,635	Caesars Entertainment, Inc.*	1,572,531
10,788	CarMax, Inc.*	1,242,670
55,812	Carnival Corp.*	1,649,803
5,188	Carvana Co.*	1,375,287
1,039	Chipotle Mexican Grill, Inc.*	1,425,487
10,406	Darden Restaurants, Inc.	1,490,451
6,888	Dollar General Corp.	1,397,988
12,995	Dollar Tree, Inc.*	1,267,013

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
3,438	Domino’s Pizza, Inc.	$ 1,467,579
14,602	D.R. Horton, Inc.	1,391,425
26,293	DraftKings, Inc., Class A*	1,313,335
25,407	eBay, Inc.	1,546,778
7,994	Etsy, Inc.*	1,316,852
8,613	Expedia Group, Inc.*	1,524,070
128,672	Ford Motor Co.*	1,869,604
10,669	Garmin Ltd.	1,517,559
25,859	General Motors Co.*	1,533,697
11,304	Genuine Parts Co.	1,482,180
14,996	Hasbro, Inc.	1,439,166
11,993	Hilton Worldwide Holdings, Inc.*	1,502,363
4,468	Home Depot, Inc. (The)	1,424,890
22,562	L Brands, Inc.*	1,576,407
24,850	Las Vegas Sands Corp.*	1,435,088
14,032	Lennar Corp., Class A	1,389,308
7,412	Lowe’s Cos., Inc.	1,444,080
10,261	Marriott International, Inc., Class A*	1,473,274
6,339	McDonald’s Corp.	1,482,629
35,608	MGM Resorts International	1,526,515
11,168	NIKE, Inc., Class B	1,523,985
293	NVR, Inc.*	1,431,958
2,658	O’Reilly Automotive, Inc.*	1,422,349
17,783	Peloton Interactive, Inc., Class A*	1,961,643
3,413	Pool Corp.	1,489,945
24,337	PulteGroup, Inc.	1,406,435
11,400	Ross Stores, Inc.	1,440,846
17,802	Royal Caribbean Cruises Ltd.*	1,660,393
13,032	Starbucks Corp.	1,484,084
83,583	Stellantis NV	1,635,719
6,985	Target Corp.	1,585,036
2,214	Tesla, Inc.*	1,384,237
20,937	TJX Cos., Inc. (The)	1,414,085
7,662	Tractor Supply Co.	1,392,185
4,635	Ulta Beauty, Inc.*	1,600,744
16,719	VF Corp.	1,332,839
5,552	Wayfair, Inc., Class A*	1,701,910
6,022	Whirlpool Corp.	1,427,756
12,313	Yum! Brands, Inc.	1,477,191

		78,552,319

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – 6.0%
30,890	Altria Group, Inc.	$ 1,520,406
22,562	Archer-Daniels-Midland Co.	1,501,050
19,563	Brown-Forman Corp., Class B	1,572,083
16,856	Church & Dwight Co., Inc.	1,445,065
8,149	Clorox Co. (The)	1,440,173
27,543	Coca-Cola Co. (The)	1,522,852
18,306	Colgate-Palmolive Co.	1,533,677
39,630	Conagra Brands, Inc.	1,509,903
6,175	Constellation Brands, Inc., Class A	1,480,271
3,970	Costco Wholesale Corp.	1,501,732
5,033	Estee Lauder Cos., Inc. (The), Class A	1,542,715
24,204	General Mills, Inc.	1,521,463
8,883	Hershey Co. (The)	1,537,203
31,532	Hormel Foods Corp.	1,530,563
11,159	J M Smucker Co. (The)	1,487,383
23,848	Kellogg Co.	1,561,806
41,443	Keurig Dr Pepper, Inc.	1,531,733
10,983	Kimberly-Clark Corp.	1,434,709
35,260	Kraft Heinz Co. (The)	1,536,983
41,015	Kroger Co. (The)	1,516,735
16,439	McCormick & Co., Inc.	1,464,057
24,416	Mondelez International, Inc., Class A	1,551,149
15,728	Monster Beverage Corp.*	1,482,679
10,309	PepsiCo, Inc.	1,525,113
15,598	Philip Morris International, Inc.	1,504,115
11,057	Procter & Gamble Co. (The)	1,491,036
17,671	Sysco Corp.	1,431,351
19,098	Tyson Foods, Inc., Class A	1,518,291
27,459	Walgreens Boots Alliance, Inc.	1,445,991
10,552	Walmart, Inc.	1,498,701

		45,140,988

Energy – 3.2%
18,438	Cheniere Energy, Inc.*	1,565,386
13,621	Chevron Corp.	1,413,724
26,867	ConocoPhillips	1,497,567
19,225	EOG Resources, Inc.	1,544,536
24,440	Exxon Mobil Corp.	1,426,563
68,363	Halliburton Co.	1,534,749
18,432	Hess Corp.	1,544,970
85,125	Kinder Morgan, Inc.	1,561,193
25,219	Marathon Petroleum Corp.	1,558,534

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
54,968	Occidental Petroleum Corp.	$ 1,426,969
27,712	ONEOK, Inc.	1,461,531
17,582	Phillips 66	1,480,756
9,096	Pioneer Natural Resources Co.	1,384,320
49,742	Schlumberger NV	1,558,417
18,789	Valero Energy Corp.	1,510,636
59,427	Williams Cos., Inc. (The)	1,565,307

		24,035,158

Financials – 11.5%
26,934	Aflac, Inc.	1,526,619
11,706	Allstate Corp. (The)	1,599,157
28,404	Ally Financial, Inc.	1,553,983
9,558	American Express Co.	1,530,523
30,638	American International Group, Inc.	1,618,912
5,705	Ameriprise Financial, Inc.	1,482,387
5,820	Aon PLC, Class A	1,474,613
37,427	Arch Capital Group Ltd.*	1,492,963
10,112	Arthur J Gallagher & Co.	1,482,520
35,850	Bank of America Corp.	1,519,681
29,076	Bank of New York Mellon Corp. (The)	1,514,278
5,248	Berkshire Hathaway, Inc., Class B*	1,518,981
1,750	BlackRock, Inc.	1,534,820
16,789	Blackstone Group, Inc. (The)	1,555,837
9,703	Capital One Financial Corp.	1,560,048
20,957	Charles Schwab Corp. (The)	1,547,674
8,697	Chubb Ltd.	1,478,403
12,679	Cincinnati Financial Corp.	1,543,161
20,285	Citigroup, Inc.	1,596,632
30,473	Citizens Financial Group, Inc.	1,520,603
7,280	CME Group, Inc.	1,592,573
12,750	Discover Financial Services	1,495,065
35,647	Fifth Third Bancorp	1,502,165
7,998	First Republic Bank	1,531,137
4,183	Goldman Sachs Group, Inc. (The)(b)	1,556,160
22,531	Hartford Financial Services Group, Inc. (The)	1,472,401
95,289	Huntington Bancshares, Inc.	1,511,284
12,896	Intercontinental Exchange, Inc.	1,455,700
9,432	JPMorgan Chase & Co.	1,549,112
65,559	KeyCorp	1,510,479
25,765	KKR & Co., Inc.	1,434,853
9,243	M&T Bank Corp.	1,485,258

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,265	Markel Corp.*	$ 1,550,245
3,248	MarketAxess Holdings, Inc.	1,515,322
10,836	Marsh & McLennan Cos., Inc.	1,499,161
22,728	MetLife, Inc.	1,485,502
4,517	Moody’s Corp.	1,514,776
17,736	Morgan Stanley	1,613,089
3,103	MSCI, Inc.	1,452,607
9,063	Nasdaq, Inc.	1,517,690
12,639	Northern Trust Corp.	1,531,720
7,616	PNC Financial Services Group, Inc. (The)	1,482,683
22,735	Principal Financial Group, Inc.	1,486,642
14,338	Progressive Corp. (The)	1,420,609
14,342	Prudential Financial, Inc.	1,534,164
11,066	Raymond James Financial, Inc.	1,467,241
65,810	Regions Financial Corp.	1,540,612
3,761	S&P Global, Inc.	1,427,187
17,340	State Street Corp.	1,508,233
2,557	SVB Financial Group*	1,490,450
33,120	Synchrony Financial	1,570,219
8,040	T. Rowe Price Group, Inc.	1,538,454
9,367	Travelers Cos., Inc. (The)	1,495,910
24,484	Truist Financial Corp.	1,512,621
24,451	US Bancorp	1,486,132
32,300	Wells Fargo & Co.	1,509,056
5,626	Willis Towers Watson PLC	1,470,411

		86,368,718

Health Care – 14.7%
8,037	10X Genomics, Inc., Class A*	1,446,660
12,565	Abbott Laboratories	1,465,707
12,869	AbbVie, Inc.	1,456,771
4,934	ABIOMED, Inc.*	1,404,118
11,149	Agilent Technologies, Inc.	1,540,011
8,745	Alexion Pharmaceuticals, Inc.*	1,543,930
2,593	Align Technology, Inc.*	1,530,259
11,267	Alnylam Pharmaceuticals, Inc.*	1,599,801
12,620	AmerisourceBergen Corp.	1,448,019
5,974	Amgen, Inc.	1,421,454
3,808	Anthem, Inc.	1,516,422
17,111	Baxter International, Inc.	1,405,155
5,977	Becton Dickinson and Co.	1,445,776
5,485	Biogen, Inc.*	1,467,128

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
19,106	BioMarin Pharmaceutical, Inc.*	$ 1,476,894
2,495	Bio-Rad Laboratories, Inc., Class A*	1,502,913
3,557	Bio-Techne Corp.	1,471,993
34,365	Boston Scientific Corp.*	1,462,231
23,118	Bristol-Myers Squibb Co.	1,519,315
24,657	Cardinal Health, Inc.	1,382,518
14,088	Catalent, Inc.*	1,476,845
22,873	Centene Corp.*	1,683,453
20,126	Cerner Corp.	1,574,859
4,320	Charles River Laboratories International, Inc.*	1,460,117
5,732	Cigna Corp.	1,483,728
3,704	Cooper Cos., Inc. (The)	1,457,339
18,039	CVS Health Corp.	1,559,291
5,801	Danaher Corp.	1,485,868
22,024	DENTSPLY SIRONA, Inc.	1,473,846
4,086	Dexcom, Inc.*	1,509,328
16,014	Edwards Lifesciences Corp.*	1,535,743
47,641	Elanco Animal Health, Inc.*	1,714,123
7,730	Eli Lilly & Co.	1,543,990
13,042	Exact Sciences Corp.*	1,441,532
22,298	Gilead Sciences, Inc.	1,474,121
7,140	HCA Healthcare, Inc.	1,533,601
22,464	Hologic, Inc.*	1,416,580
16,685	Horizon Therapeutics PLC*	1,529,347
3,260	Humana, Inc.	1,426,902
2,768	IDEXX Laboratories, Inc.*	1,544,848
3,902	Illumina, Inc.*	1,582,807
18,144	Incyte Corp.*	1,520,104
5,496	Insulet Corp.*	1,482,106
1,753	Intuitive Surgical, Inc.*	1,476,342
6,405	IQVIA Holdings, Inc.*	1,538,225
8,881	Johnson & Johnson	1,503,109
5,392	Laboratory Corp. of America Holdings*	1,479,996
6,687	Masimo Corp.*	1,441,717
7,871	McKesson Corp.	1,514,302
11,701	Medtronic PLC	1,481,230
19,277	Merck & Co., Inc.	1,462,931
1,145	Mettler-Toledo International, Inc.*	1,489,588
8,378	Moderna, Inc.*	1,550,014
5,685	Molina Healthcare, Inc.*	1,428,982
7,922	Novavax, Inc.*	1,169,446
10,810	PerkinElmer, Inc.	1,568,207

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
36,166	Pfizer, Inc.	$ 1,400,709
10,901	Quest Diagnostics, Inc.	1,435,335
3,061	Regeneron Pharmaceuticals, Inc.*	1,537,938
7,714	ResMed, Inc.	1,587,927
10,937	Seagen, Inc.*	1,699,063
7,061	STERIS PLC	1,347,662
5,878	Stryker Corp.	1,500,477
9,352	Teladoc Health, Inc.*	1,408,224
3,619	Teleflex, Inc.	1,455,526
3,142	Thermo Fisher Scientific, Inc.	1,475,169
3,614	UnitedHealth Group, Inc.	1,488,679
5,675	Veeva Systems, Inc., Class A*	1,653,354
6,915	Vertex Pharmaceuticals, Inc.*	1,442,676
110,130	Viatris, Inc.	1,678,381
4,815	Waters Corp.*	1,551,634
4,532	West Pharmaceutical Services, Inc.	1,574,915
8,564	Zimmer Biomet Holdings, Inc.	1,441,578
8,557	Zoetis, Inc.	1,511,851

		110,712,740

Industrials – 13.0%
7,390	3M Co.	1,500,466
10,864	AMETEK, Inc.	1,467,726
6,474	Boeing Co. (The)*	1,599,208
34,235	Carrier Global Corp.	1,572,414
6,226	Caterpillar, Inc.	1,500,964
15,119	C.H. Robinson Worldwide, Inc.	1,466,845
4,250	Cintas Corp.	1,502,545
12,079	Copart, Inc.*	1,558,312
1,770	CoStar Group, Inc.*	1,511,580
14,558	CSX Corp.	1,457,547
5,682	Cummins, Inc.	1,461,865
3,891	Deere & Co.	1,405,040
32,625	Delta Air Lines, Inc.*	1,555,560
9,826	Dover Corp.	1,478,813
10,172	Eaton Corp. PLC	1,477,483
16,254	Emerson Electric Co.	1,555,345
6,232	Equifax, Inc.	1,464,769
13,062	Expeditors International of Washington, Inc.	1,641,763
27,665	Fastenal Co.	1,467,352
4,833	FedEx Corp.	1,521,477
20,650	Fortive Corp.	1,497,538

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
13,620	Fortune Brands Home & Security, Inc.	$ 1,405,039
4,645	Generac Holdings, Inc.*	1,526,904
7,783	General Dynamics Corp.	1,478,070
111,945	General Electric Co.	1,573,947
6,542	Honeywell International, Inc.	1,510,613
6,569	IDEX Corp.	1,462,654
13,648	IHS Markit Ltd.	1,437,271
6,283	Illinois Tool Works, Inc.	1,456,148
30,012	Ingersoll Rand, Inc.*	1,489,796
10,763	Jacobs Engineering Group, Inc.	1,529,207
8,434	J.B. Hunt Transport Services, Inc.	1,446,768
23,036	Johnson Controls International PLC	1,532,816
5,035	Kansas City Southern	1,498,819
6,853	L3Harris Technologies, Inc.	1,494,365
14,331	Leidos Holdings, Inc.	1,472,510
3,861	Lockheed Martin Corp.	1,475,674
28,924	Lyft, Inc., Class A*	1,651,271
22,701	Masco Corp.	1,369,097
5,122	Norfolk Southern Corp.	1,438,770
3,979	Northrop Grumman Corp.	1,455,797
5,599	Old Dominion Freight Line, Inc.	1,486,255
18,955	Otis Worldwide Corp.	1,484,745
16,277	PACCAR, Inc.	1,490,322
4,715	Parker-Hannifin Corp.	1,452,927
17,627	Raytheon Technologies Corp.	1,563,691
13,611	Republic Services, Inc.	1,486,049
5,546	Rockwell Automation, Inc.	1,462,591
3,314	Roper Technologies, Inc.	1,491,333
24,161	Southwest Airlines Co.*	1,484,935
6,940	Stanley Black & Decker, Inc.	1,504,592
3,479	Teledyne Technologies, Inc.*	1,459,336
8,273	Trane Technologies PLC	1,542,087
2,504	TransDigm Group, Inc.*	1,624,695
14,027	TransUnion	1,500,889
28,957	Uber Technologies, Inc.*	1,471,884
6,573	Union Pacific Corp.	1,477,150
27,801	United Airlines Holdings, Inc.*	1,622,188
6,906	United Parcel Service, Inc., Class B	1,482,028
4,433	United Rentals, Inc.*	1,480,445
8,557	Verisk Analytics, Inc.	1,478,906
10,520	Waste Management, Inc.	1,479,954
18,287	Westinghouse Air Brake Technologies Corp.	1,513,432

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,238	W.W. Grainger, Inc.	$ 1,496,474
12,704	Xylem, Inc.	1,500,597

		97,407,653

Information Technology – 20.2%
5,093	Accenture PLC, Class A	1,437,041
3,025	Adobe, Inc.*	1,526,355
18,968	Advanced Micro Devices, Inc.*	1,518,957
13,605	Akamai Technologies, Inc.*	1,553,827
22,167	Amphenol Corp., Class A	1,490,952
9,634	Analog Devices, Inc.	1,585,756
4,169	ANSYS, Inc.*	1,408,872
11,461	Apple, Inc.	1,428,155
11,273	Applied Materials, Inc.	1,557,139
4,653	Arista Networks, Inc.*	1,579,135
5,297	Autodesk, Inc.*	1,514,200
7,654	Automatic Data Processing, Inc.	1,500,337
3,311	Broadcom, Inc.	1,563,885
9,043	Broadridge Financial Solutions, Inc.	1,442,178
11,626	Cadence Design Systems, Inc.*	1,476,386
8,496	CDW Corp.	1,405,408
16,655	Ceridian HCM Holding, Inc.*	1,489,956
29,089	Cisco Systems, Inc.	1,538,808
12,444	Citrix Systems, Inc.	1,430,562
18,436	Cloudflare, Inc., Class A*	1,512,858
18,391	Cognex Corp.	1,460,061
18,234	Cognizant Technology Solutions Corp., Class A	1,304,825
32,574	Corning, Inc.	1,421,204
6,162	Coupa Software, Inc.*	1,467,788
7,617	Crowdstrike Holdings, Inc., Class A*	1,692,117
19,174	Datadog, Inc., Class A*	1,745,793
15,107	Dell Technologies, Inc., Class C*	1,490,154
7,406	DocuSign, Inc.*	1,493,198
11,656	Enphase Energy, Inc.*	1,667,391
13,336	Entegris, Inc.	1,526,305
3,228	EPAM Systems, Inc.*	1,541,693
2,974	Fair Isaac Corp.*	1,505,022
9,948	Fidelity National Information Services, Inc.	1,482,053
12,597	Fiserv, Inc.*	1,451,174
5,083	FleetCor Technologies, Inc.*	1,394,979
7,101	Fortinet, Inc.*	1,551,853

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,460	Gartner, Inc.*	$ 1,497,686
7,349	Global Payments, Inc.	1,423,575
18,107	GoDaddy, Inc., Class A*	1,465,943
92,900	Hewlett Packard Enterprise Co.	1,482,684
43,069	HP, Inc.	1,258,907
2,932	HubSpot, Inc.*	1,478,842
26,025	Intel Corp.	1,486,548
10,221	International Business Machines Corp.	1,469,167
3,730	Intuit, Inc.	1,637,806
9,386	Jack Henry & Associates, Inc.	1,446,852
10,536	Keysight Technologies, Inc.*	1,500,116
4,715	KLA Corp.	1,494,136
2,412	Lam Research Corp.	1,567,438
32,743	Marvell Technology, Inc.	1,581,487
3,959	Mastercard, Inc., Class A	1,427,536
15,678	Maxim Integrated Products, Inc.	1,599,313
10,038	Microchip Technology, Inc.	1,575,464
17,388	Micron Technology, Inc.*	1,463,026
5,997	Microsoft Corp.	1,497,331
5,376	MongoDB, Inc.*	1,569,469
4,296	Monolithic Power Systems, Inc.	1,474,044
8,017	Motorola Solutions, Inc.	1,645,970
19,383	NetApp, Inc.	1,499,663
27,977	Nuance Communications, Inc.*	1,479,983
2,542	NVIDIA Corp.	1,651,741
6,066	Okta, Inc.*	1,349,321
39,431	ON Semiconductor Corp.*	1,578,817
18,760	Oracle Corp.	1,477,162
69,436	Palantir Technologies, Inc., Class A*	1,593,556
4,348	Palo Alto Networks, Inc.*	1,579,411
14,801	Paychex, Inc.	1,496,973
4,319	Paycom Software, Inc.*	1,423,542
5,951	PayPal Holdings, Inc.*	1,547,379
11,237	PTC, Inc.*	1,507,331
8,049	Qorvo, Inc.*	1,470,713
10,923	QUALCOMM, Inc.	1,469,580
4,899	RingCentral, Inc., Class A*	1,285,841
6,836	salesforce.com, Inc.*	1,627,652
16,835	Seagate Technology Holdings PLC (Ireland)	1,611,951
3,078	ServiceNow, Inc.*	1,458,603
8,465	Skyworks Solutions, Inc.	1,439,050
35,892	Slack Technologies, Inc., Class A*	1,580,684

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,877	Snowflake, Inc., Class A*	$ 1,636,932
12,513	Splunk, Inc.*	1,516,576
6,315	Square, Inc., Class A*	1,405,214
20,279	SS&C Technologies Holdings, Inc.	1,498,010
6,220	Synopsys, Inc.*	1,581,995
10,993	TE Connectivity Ltd.	1,491,530
11,877	Teradyne, Inc.	1,571,921
8,141	Texas Instruments, Inc.	1,545,325
2,250	Trade Desk, Inc. (The), Class A*	1,323,315
18,248	Trimble, Inc.*	1,419,512
4,387	Twilio, Inc., Class A*	1,474,032
3,622	Tyler Technologies, Inc.*	1,460,246
15,944	Unity Software, Inc.*	1,506,070
6,786	VeriSign, Inc.*	1,492,377
6,445	Visa, Inc., Class A	1,464,949
9,313	VMware, Inc., Class A*(a)	1,470,430
21,661	Western Digital Corp.*	1,629,557
6,241	Workday, Inc., Class A*	1,427,442
12,072	Xilinx, Inc.	1,533,144
3,076	Zebra Technologies Corp., Class A*	1,528,926
10,549	Zendesk, Inc.*	1,441,626
4,933	Zoom Video Communications, Inc., Class A*	1,635,437
8,545	Zscaler, Inc.*	1,659,439

		152,042,675

Materials – 4.8%
5,090	Air Products and Chemicals, Inc.	1,525,269
8,926	Albemarle Corp.	1,491,356
6,864	Avery Dennison Corp.	1,513,718
15,870	Ball Corp.	1,303,879
8,938	Celanese Corp.	1,478,792
31,575	Corteva, Inc.	1,436,662
13,425	Crown Holdings, Inc.	1,385,997
21,918	Dow, Inc.	1,499,630
18,302	DuPont de Nemours, Inc.	1,548,166
12,109	Eastman Chemical Co.	1,518,469
6,497	Ecolab, Inc.	1,397,375
12,396	FMC Corp.	1,446,489
36,088	Freeport-McMoRan, Inc.	1,541,679
10,254	International Flavors & Fragrances, Inc.	1,452,684
24,469	International Paper Co.	1,543,994
13,279	LyondellBasell Industries NV, Class A	1,495,481

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
3,966	Martin Marietta Materials, Inc.	$ 1,442,236
23,172	Newmont Corp.	1,702,679
16,133	Nucor Corp.	1,654,278
9,767	Packaging Corp. of America	1,451,865
8,295	PPG Industries, Inc.	1,490,777
5,251	Sherwin-Williams Co. (The)	1,488,816
7,810	Vulcan Materials Co.	1,431,729
25,705	Westrock Co.	1,499,116

		35,741,136

Real Estate – 5.7%
8,367	Alexandria Real Estate Equities, Inc. REIT	1,491,501
5,982	American Tower Corp. REIT	1,528,162
7,875	AvalonBay Communities, Inc. REIT	1,629,652
13,951	Boston Properties, Inc. REIT	1,640,079
17,373	CBRE Group, Inc., Class A*	1,525,002
8,066	Crown Castle International Corp. REIT	1,528,507
9,807	Digital Realty Trust, Inc. REIT	1,486,349
32,680	Duke Realty Corp. REIT	1,518,313
2,123	Equinix, Inc. REIT	1,564,056
20,668	Equity Residential REIT	1,600,737
5,267	Essex Property Trust, Inc. REIT	1,555,292
10,202	Extra Space Storage, Inc. REIT	1,528,362
44,431	Healthpeak Properties, Inc. REIT	1,483,107
43,228	Invitation Homes, Inc. REIT	1,567,880
70,629	Medical Properties Trust, Inc. REIT	1,495,216
9,699	Mid-America Apartment Communities, Inc. REIT	1,558,629
13,020	Prologis, Inc. REIT	1,534,277
5,386	Public Storage REIT	1,521,437
21,999	Realty Income Corp. REIT	1,504,732
5,024	SBA Communications Corp. REIT	1,497,755
12,200	Simon Property Group, Inc. REIT	1,567,578
9,133	Sun Communities, Inc. REIT	1,529,047
32,856	UDR, Inc. REIT	1,564,931
27,686	Ventas, Inc. REIT	1,535,189
47,752	VICI Properties, Inc. REIT	1,486,520
20,210	Welltower, Inc. REIT	1,511,102
38,350	Weyerhaeuser Co. REIT	1,455,766
19,980	W.P. Carey, Inc. REIT	1,507,491

		42,916,669

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – 5.1%
55,731	AES Corp. (The)	$ 1,416,125
26,827	Alliant Energy Corp.	1,533,163
17,685	Ameren Corp.	1,489,077
17,057	American Electric Power Co., Inc.	1,466,902
9,718	American Water Works Co., Inc.	1,506,484
14,567	Atmos Energy Corp.	1,444,609
60,993	CenterPoint Energy, Inc.	1,543,123
23,171	CMS Energy Corp.	1,453,749
19,420	Consolidated Edison, Inc.	1,500,001
19,101	Dominion Energy, Inc.	1,454,350
10,757	DTE Energy Co.	1,484,359
15,008	Duke Energy Corp.	1,504,102
25,575	Edison International	1,428,875
13,853	Entergy Corp.	1,458,167
23,553	Evergy, Inc.	1,460,051
17,698	Eversource Energy	1,436,901
34,299	Exelon Corp.	1,547,571
39,686	FirstEnergy Corp.	1,504,496
20,024	NextEra Energy, Inc.	1,466,157
134,137	PG&E Corp.*	1,360,149
51,764	PPL Corp.	1,506,850
24,153	Public Service Enterprise Group, Inc.	1,500,384
10,970	Sempra Energy	1,486,325
22,795	Southern Co. (The)	1,457,056
15,479	WEC Energy Group, Inc.	1,453,633
21,043	Xcel Energy, Inc.	1,491,528

		38,354,187

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $629,799,993)		$748,502,533

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,909,103	0.026%	$ 2,909,103
(Cost $2,909,103)

TOTAL INVESTMENTS – 100.1% (Cost $632,709,096)		$751,411,636

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(914,982)

NET ASSETS – 100.0%		$750,496,654

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 100.0%
Communication Services – 18.2%
1,774	Alphabet, Inc., Class A*	$ 4,181,052
5,911	Charter Communications, Inc., Class A*	4,105,367
12,871	Facebook, Inc., Class A*	4,231,084
17,974	IAC/InterActiveCorp*	2,866,314
24,883	Liberty Broadband Corp., Class C*	4,137,794
18,553	Sea Ltd. ADR (Taiwan)*	4,698,361
28,960	T-Mobile US, Inc.*	4,096,392
77,191	Twitter, Inc.*	4,477,078
29,178	Vimeo, Inc.*	1,225,476
23,872	Walt Disney Co. (The)*	4,264,733

		38,283,651

Consumer Discretionary – 14.2%
19,238	Alibaba Group Holding Ltd. ADR (China)*	4,116,162
1,242	Amazon.com, Inc.*	4,003,053
40,453	Caesars Entertainment, Inc.*	4,346,675
17,921	Carvana Co.*	4,750,678
23,961	Expedia Group, Inc.*	4,239,899
72,452	General Motors Co.*	4,297,128
3,037	MercadoLibre, Inc. (Argentina)*	4,126,281

		29,879,876

Energy – 1.9%
149,328	Devon Energy Corp.	3,966,152

Financials – 9.7%
94,998	Bank of America Corp.	4,026,965
14,039	Berkshire Hathaway, Inc., Class B*	4,063,448
55,620	Charles Schwab Corp. (The)	4,107,537
52,444	Citigroup, Inc.	4,127,867
84,765	Wells Fargo & Co.	3,960,221

		20,286,038

Health Care – 7.9%
23,235	Alexion Pharmaceuticals, Inc.*	4,102,139
19,381	HCA Healthcare, Inc.	4,162,845
17,540	IQVIA Holdings, Inc.*	4,212,407
9,936	UnitedHealth Group, Inc.	4,092,837

		16,570,228

Shares	Description	Value

Common Stocks – (continued)
Industrials – 6.1%
39,150	IHS Markit Ltd.	$ 4,122,886
6,807	TransDigm Group, Inc.*	4,416,654
85,461	Uber Technologies, Inc.*	4,343,983

		12,883,523

Information Technology – 36.5%
8,411	Adobe, Inc.*	4,244,022
32,155	Apple, Inc.	4,006,835
32,858	Applied Materials, Inc.	4,538,675
27,259	Fidelity National Information Services, Inc.	4,061,046
35,989	Fiserv, Inc.*	4,145,933
50,021	GoDaddy, Inc., Class A*	4,049,700
11,176	Mastercard, Inc., Class A	4,029,842
44,408	Maxim Integrated Products, Inc.	4,530,060
50,507	Micron Technology, Inc.*	4,249,659
16,560	Microsoft Corp.	4,134,701
12,091	Palo Alto Networks, Inc.*	4,392,056
16,616	PayPal Holdings, Inc.*	4,320,492
18,880	salesforce.com, Inc.*	4,495,328
98,645	Slack Technologies, Inc., Class A*	4,344,326
20,009	Square, Inc., Class A*	4,452,403
62,706	Talend SA ADR*	4,074,009
17,931	Visa, Inc., Class A	4,075,716
34,368	Xilinx, Inc.	4,364,736

		76,509,539

Materials – 3.7%
36,454	Crown Holdings, Inc.	3,763,511
91,902	Freeport-McMoRan, Inc.	3,926,053

		7,689,564

Utilities – 1.8%
374,215	PG&E Corp.*	3,794,540

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $179,283,186)		$209,863,111

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.8%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,612,824	0.026%	$ 1,612,824
(Cost $1,612,824)

TOTAL INVESTMENTS – 100.8% (Cost $180,896,010)		$211,475,935

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(1,715,179)

NET ASSETS – 100.0%		$209,760,756

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Communication Services – 13.0%
13,807	Activision Blizzard, Inc.	$ 1,342,731
3,903	AfreecaTV Co. Ltd. (South Korea)	334,553
3,787	Alphabet, Inc., Class A*	8,925,391
14,106	Baidu, Inc. ADR (China)*	2,768,585
9,939	Bilibili, Inc. ADR (China)*	1,065,262
8,640	CTS Eventim AG & Co. KGaA (Germany)*	594,652
8,889	Electronic Arts, Inc.	1,270,505
12,203	Eventbrite, Inc., Class A*	247,721
27,914	Facebook, Inc., Class A*	9,176,169
44,401	Gree, Inc. (Japan)	230,534
22,267	HUYA, Inc. ADR (China)*(a)	340,685
3,651	IAC/InterActiveCorp*	582,225
46,548	iQIYI, Inc. ADR (China)*	663,775
7,080	JOYY, Inc. ADR (China)	544,806
51,540	Kuaishou Technology (China)*(b)	1,330,750
10,072	Live Nation Entertainment, Inc.*	907,588
3,999	Madison Square Garden Entertainment Corp.*	356,831
2,209	Madison Square Garden Sports Corp.*	408,753
27,494	Mail.Ru Group Ltd. GDR (Russia)*	634,012
9,687	Mixi, Inc. (Japan)	237,209
33,046	Momo, Inc. ADR (China)	463,635
14,709	NetEase, Inc. ADR (China)	1,734,632
2,720	Netflix, Inc.*	1,367,643
74,036	Rightmove PLC (United Kingdom)	632,981
6,174	Scout24 AG (Germany)(b)	502,243
6,514	Sea Ltd. ADR (Taiwan)*	1,649,605
20,947	Snap, Inc., Class A*	1,301,228
17,149	Sohu.com Ltd. ADR (China)*	302,337
3,929	Spotify Technology SA*	949,129
3,922	Take-Two Interactive Software, Inc.*	727,766
127,856	Telefonica SA ADR (Spain)*	638,001
34,449	TELUS Corp. (Canada)	777,384
74,821	Tencent Holdings Ltd. (China)	5,798,471
53,722	Tencent Music Entertainment Group ADR (China)*	845,584
11,210	TripAdvisor, Inc.*	487,075
74,630	Turkcell Iletisim Hizmetleri AS ADR (Turkey)	347,030
23,266	Twitter, Inc.*	1,349,428
6,144	Ubisoft Entertainment SA (France)*	448,310

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
5,927	Vimeo, Inc.*	$ 248,934
13,953	Walt Disney Co. (The)*	2,492,703
14,452	Warner Music Group Corp., Class A	518,682
12,866	Weibo Corp. ADR (China)*	654,107
9,257	World Wrestling Entertainment, Inc., Class A	516,911
20,134	Yalla Group Ltd. ADR (United Arab Emirates)*	313,486
6,109	Zillow Group, Inc., Class A*	722,634
68,991	Zynga, Inc., Class A*	747,862

		58,500,538

Consumer Discretionary – 17.0%
10,223	2U, Inc.*	372,322
2,686	adidas AG (Germany)	979,458
39,237	Alibaba Group Holding Ltd. ADR (China)*	8,395,149
2,706	Amazon.com, Inc.*	8,721,627
54,621	ANTA Sports Products Ltd. (China)	1,101,358
8,954	Aptiv PLC*	1,346,861
12,802	Bandai Namco Holdings, Inc. (Japan)	919,625
11,077	Baozun, Inc. ADR (China)*	384,261
21,533	BIT Mining Ltd. ADR (China)*	170,541
12,624	Blink Charging Co.*	429,216
417	Booking Holdings, Inc.*	984,766
12,290	BorgWarner, Inc.	630,354
6,721	Chegg, Inc.*	516,912
7,021	Chewy, Inc., Class A*	516,886
4,238	Columbia Sportswear Co.	435,370
6,832	Continental AG (Germany)	1,012,503
15,365	Dana, Inc.	416,852
2,104	Deckers Outdoor Corp.*	705,766
7,352	Dick’s Sporting Goods, Inc.	717,041
14,015	eBay, Inc.	853,233
4,880	Etsy, Inc.*	803,882
21,739	Everi Holdings, Inc.*	450,649
4,046	Expedia Group, Inc.*	715,940
12,889	Farfetch Ltd., Class A (United Kingdom)*	597,147
114,685	Ford Motor Co.*	1,666,373
9,416	GameStop Corp., Class A*	2,090,352
29,891	General Motors Co.*	1,772,835
12,639	GSX Techedu, Inc. ADR (China)*(a)	234,327
6,662	Hyundai Motor Co. (South Korea)	1,385,801

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
5,535	iRobot Corp.*(a)	$ 540,769
47,307	JD Sports Fashion PLC (United Kingdom)*	633,986
17,557	JD.com, Inc. ADR (China)*	1,298,165
12,196	Jumia Technologies AG ADR (Germany)*	356,001
6,838	Just Eat Takeaway.com NV (Germany)*(b)	617,481
12,334	Kia Corp. (South Korea)	936,689
242,305	Koolearn Technology Holding Ltd. (China)*(b)	393,357
13,345	Las Vegas Sands Corp.*	770,674
73,613	Li Ning Co. Ltd. (China)	677,185
2,960	Lululemon Athletica, Inc.*	956,465
27,957	Luminar Technologies, Inc.*(a)	573,398
1,798	MercadoLibre, Inc. (Argentina)*	2,442,889
13,259	MGM Resorts International	568,413
51,025	New Oriental Education & Technology Group, Inc. ADR (China)*	521,986
357,677	Nexteer Automotive Group Ltd. (China)	450,697
11,972	NIKE, Inc., Class B	1,633,699
40,894	NIO, Inc. ADR (China)*	1,579,326
9,671	Overstock.com, Inc.*	826,194
10,520	Peloton Interactive, Inc., Class A*	1,160,461
10,522	Pinduoduo, Inc. ADR (China)*	1,313,987
6,101	Planet Fitness, Inc., Class A*	480,576
43,628	Qurate Retail, Inc.Series A	594,650
28,719	Sharp Corp. (Japan)	537,429
7,957	Skechers USA, Inc., Class A*	377,958
16,444	Sony Group Corp. (Japan)	1,640,288
11,769	Stride, Inc.*	316,351
15,106	TAL Education Group ADR (China)*	603,787
10,939	Tesla, Inc.*	6,839,282
34,675	TomTom NV (Netherlands)*	315,950
25,887	Toyota Motor Corp. (Japan)	2,150,286
74,545	TUI AG (Germany)*(a)	456,702
29,709	Under Armour, Inc., Class A*	670,829
20,511	Veoneer, Inc. (Sweden)*(a)	485,495
47,923	Workhorse Group, Inc.*(a)	449,039
35,316	XPeng, Inc. ADR (China)*	1,134,703
25,780	Yamaha Motor Co. Ltd. (Japan)	760,683
9,491	Youdao, Inc. ADR (China)*(a)	228,259
6,192	Zalando SE (Germany)*(b)	661,804

		76,283,300

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – 1.5%
5,219	Beyond Meat, Inc.*(a)	$ 758,947
6,490	Church & Dwight Co., Inc.	556,388
38,366	Walmart, Inc.	5,449,123

		6,764,458

Energy – 0.1%
1,377,658	China Suntien Green Energy Corp. Ltd., Class H (China)	576,871

Financials – 7.1%
45,184	3i Group PLC (United Kingdom)	796,317
2,989	Ameriprise Financial, Inc.	776,662
13,478	Apollo Global Management, Inc.	772,829
12,077	Ares Management Corp., Class A	666,409
3,809	B. Riley Financial, Inc.	280,495
48,454	BGC Partners, Inc., Class A	285,879
2,133	BlackRock, Inc.	1,870,726
15,318	Blackstone Group, Inc. (The)	1,419,519
16,369	Charles Schwab Corp. (The)	1,208,851
21,043	CI Financial Corp. (Canada)	390,724
4,834	Coinbase Global, Inc., Class A*	1,143,434
6,176	Cowen, Inc., Class A	242,902
8,855	Discover Financial Services	1,038,337
11,062	DWS Group GmbH & Co. KGaA (Germany)(b)	524,993
5,328	Eurazeo SE (France)	471,196
4,034	Evercore, Inc., Class A	588,399
3,153	flatexDEGIRO AG (Germany)*	396,373
19,899	FS KKR Capital Corp II	421,660
17,959	Galaxy Digital Holdings Ltd.*	323,351
5,269	Goldman Sachs Group, Inc. (The)(c)	1,960,173
10,583	Green Dot Corp., Class A*	429,564
19,956	Hargreaves Lansdown PLC (United Kingdom)	468,842
8,864	Interactive Brokers Group, Inc., Class A	596,193
13,182	Intercontinental Exchange, Inc.	1,487,984
24,268	Invesco Ltd.	692,366
20,208	KKR & Co., Inc.	1,125,384
8,496	Lazard Ltd., Class A	400,841
33,216	Monex Group, Inc. (Japan)	259,748
13,300	Morgan Stanley	1,209,635
2,463	Morningstar, Inc.	581,243

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
2,537	MSCI, Inc.	$ 1,187,646
5,051	Oppenheimer Holdings, Inc., Class A	252,398
123,700	Ping An Insurance Group Co. of China Ltd., Class H (China)	1,352,309
4,482	PJT Partners, Inc., Class A	326,379
24,190	Plus500 Ltd. (Israel)	518,240
4,367	S&P Global, Inc.	1,657,146
9,102	Sculptor Capital Management, Inc.	237,835
76,135	TP ICAP Group PLC (United Kingdom)	231,117
7,524	Tradeweb Markets, Inc., Class A	630,361
18,277	Up Fintech Holding Ltd. ADR (China)*(a)	416,533
374,861	Value Partners Group Ltd. (Hong Kong)	255,011
1,022	Virtus Investment Partners, Inc.	287,417
9,260	WealthNavi, Inc. (Japan)*	365,011
56,823	WisdomTree Investments, Inc.	380,714
17,817	XP, Inc., Class A (Brazil)*	706,622
59,964	Zip Co. Ltd. (Australia)*	332,388

		31,968,156

Health Care – 18.3%
5,059	10X Genomics, Inc., Class A*	910,620
521,138	3SBio, Inc. (China)*(b)	597,581
21,577	Abbott Laboratories	2,516,957
20,378	AbbVie, Inc.	2,306,790
2,467	ABIOMED, Inc.*	702,059
19,978	AdaptHealth Corp.*	523,224
16,247	Adaptive Biotechnologies Corp.*	614,299
83,951	Agenus, Inc.*	357,631
7,298	Agilent Technologies, Inc.	1,008,073
341,359	Alibaba Health Information Technology Ltd. (China)*	845,316
22,700	Allscripts Healthcare Solutions, Inc.*	394,753
7,066	Amgen, Inc.	1,681,284
17,410	AstraZeneca PLC (United Kingdom)	1,986,137
72,770	Bionano Genomics, Inc.*(a)	448,991
7,887	BioNTech SE ADR (Germany)*	1,608,948
1,983	Bio-Techne Corp.	820,625
9,639	Bluebird Bio, Inc.*	299,966
21,522	Boston Scientific Corp.*	915,761
30,246	Bristol-Myers Squibb Co.	1,987,767
19,765	Burning Rock Biotech Ltd. ADR (China)*	535,039

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
7,871	Castle Biosciences, Inc.*	$ 471,709
11,618	Cerner Corp.	909,108
20,061	Change Healthcare, Inc.*	470,230
6,141	CompuGroup Medical SE & Co. KgaA (Germany)	505,693
7,939	CRISPR Therapeutics AG (Switzerland)*	938,231
3,481	Dexcom, Inc.*	1,285,847
3,622	Eckert & Ziegler Strahlen- und Medizintechnik AG (Germany)	391,798
14,590	Editas Medicine, Inc.*	495,330
10,309	Edwards Lifesciences Corp.*	988,633
11,148	Eli Lilly & Co.	2,226,701
7,881	Exact Sciences Corp.*	871,087
6,720	Fate Therapeutics, Inc.*	514,752
6,931	Galapagos NV (Belgium)*	530,220
25,479	Genetron Holdings Ltd. ADR (China)*	539,390
24,134	Gilead Sciences, Inc.	1,595,499
6,324	Globus Medical, Inc., Class A*	455,707
7,543	Guardant Health, Inc.*	936,237
5,043	Hill-Rom Holdings, Inc.	561,185
10,680	Horizon Therapeutics PLC*	978,929
4,212	Illumina, Inc.*	1,708,556
8,325	I-Mab ADR (China)*	674,908
3,819	Insulet Corp.*	1,029,870
8,978	Intellia Therapeutics, Inc.*	672,811
2,096	Intuitive Surgical, Inc.*	1,765,209
15,074	Invitae Corp.*	433,830
5,079	iRhythm Technologies, Inc.*	383,261
19,025	Johnson & Johnson	3,219,981
25,378	Koninklijke Philips NV (Netherlands)	1,432,719
3,991	Masimo Corp.*	860,460
18,791	Medtronic PLC	2,378,753
25,698	Merck & Co., Inc.	1,950,221
212,144	Mesoblast Ltd. (Australia)*	332,011
2,079	Mezzion Pharma Co. Ltd. (South Korea)*	267,681
10,319	Moderna, Inc.*	1,909,118
18,672	Myriad Genetics, Inc.*	534,953
22,274	Nektar Therapeutics*	402,491
13,805	NextGen Healthcare, Inc.*	226,678
17,577	Novartis AG (Switzerland)	1,554,502
5,051	NuVasive, Inc.*	344,478

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
27,218	Ono Pharmaceutical Co. Ltd. (Japan)	$ 621,825
5,919	OptimizeRx Corp.*	290,741
9,959	Personalis, Inc.*	223,978
66,197	Pfizer, Inc.	2,563,810
10,938	Pulmonx Corp.*	469,459
14,932	QIAGEN NV*	737,044
2,728	Regeneron Pharmaceuticals, Inc.*	1,370,629
8,226	Renalytix AI PLC*	137,043
11,436	Repare Therapeutics, Inc. (Canada)*(a)	369,611
36,521	ResMed, Inc. CDI	751,762
8,616	Roche Holding AG (Switzerland)	3,021,176
38,859	Sangamo Therapeutics, Inc.*	418,900
17,228	Sanofi (France)	1,845,954
6,148	Sarepta Therapeutics, Inc.*	465,096
4,660	Seegene, Inc. (South Korea)	285,374
184,411	Senseonics Holdings, Inc.*	379,887
62,196	Shanghai Junshi Biosciences Co. Ltd., Class H (China)*(b)	617,032
8,659	SI-BONE, Inc.*	261,242
40,918	Smith & Nephew PLC (United Kingdom)	893,730
6,644	Stryker Corp.	1,696,014
18,664	Takara Bio, Inc. (Japan)	506,928
7,825	Tandem Diabetes Care, Inc.*	668,177
7,536	Teladoc Health, Inc.*	1,134,771
15,517	Theravance Biopharma, Inc.*	268,134
3,287	Thermo Fisher Scientific, Inc.	1,543,246
4,710	Ultragenyx Pharmaceutical, Inc.*	479,054
4,650	Vertex Pharmaceuticals, Inc.*	970,129
57,472	Well Health Technologies Corp. (Canada)*(a)	342,073
89,919	ZIOPHARM Oncology, Inc.*	273,354

		82,416,771

Industrials – 6.5%
50,277	ABB Ltd. (Switzerland)	1,713,792
5,525	AeroVironment, Inc.*	605,706
4,652	Alfen Beheer BV (Netherlands)*(b)	401,779
6,119	ASGN, Inc.*	630,808
6,857	Barnes Group, Inc.	366,301
7,063	Booz Allen Hamilton Holding Corp.	599,861
1,677	CACI International, Inc., Class A*	427,568
6,248	Daihen Corp. (Japan)	278,099

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
40,342	Desktop Metal, Inc., Class A*(a)	$ 532,918
5,942	FANUC Corp. (Japan)	1,432,348
3,284	FedEx Corp.	1,033,836
2,442	FTI Consulting, Inc.*	335,897
152,054	General Electric Co.	2,137,879
6,234	Harmonic Drive Systems, Inc. (Japan)	341,814
20,084	Kawasaki Heavy Industries Ltd. (Japan)*	489,796
11,064	Korea Aerospace Industries Ltd. (South Korea)	336,295
21,344	Kratos Defense & Security Solutions, Inc.*	533,813
6,137	Leidos Holdings, Inc.	630,577
11,523	LIG Nex1 Co. Ltd. (South Korea)	464,929
15,348	Lyft, Inc., Class A*	876,217
805	MBB SE (Germany)	125,714
70,069	Mitsubishi Electric Corp. (Japan)	1,096,829
6,661	Moog, Inc., Class A	600,822
10,843	Nabtesco Corp. (Japan)	505,793
13,538	Nidec Corp. (Japan)	1,562,763
49,059	Nikola Corp.*(a)	733,923
22,384	Nordex SE (Germany)*	513,166
11,362	Parsons Corp.*	450,049
28,482	Pitney Bowes, Inc.	238,679
5,440	Proto Labs, Inc.*	486,282
3,816	Rockwell Automation, Inc.	1,006,356
9,942	Shibaura Machine Co. Ltd. (Japan)	230,616
32,751	Siemens Energy AG (Germany)*	1,042,074
14,669	Sunrun, Inc.*	655,998
10,710	Textron, Inc.	733,314
6,695	Thales SA (France)	686,857
24,280	Uber Technologies, Inc.*	1,234,152
5,509	Verisk Analytics, Inc.	952,120
24,397	Virgin Galactic Holdings, Inc.*(a)	761,918
404,805	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (China)(a)	675,935
17,597	Yaskawa Electric Corp. (Japan)	838,448

		29,302,041

Information Technology – 34.0%
25,983	3D Systems Corp.*	764,160
15,295	ACI Worldwide, Inc.*	585,187
4,091	Adobe, Inc.*	2,064,237

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
13,496	Advanced Micro Devices, Inc.*	$ 1,080,760
583	Adyen NV (Netherlands)*(b)	1,350,907
9,547	Affirm Holdings, Inc.*(a)	580,553
5,460	Akamai Technologies, Inc.*	623,587
4,362	Alliance Data Systems Corp.	528,020
7,602	Altair Engineering, Inc., Class A*	512,147
4,320	Alteryx, Inc., Class A*	335,966
7,166	Ambarella, Inc.*	719,323
10,932	Amphenol Corp., Class A	735,286
25,976	Appen Ltd. (Australia)	268,952
68,403	Apple, Inc.	8,523,698
2,678	Arista Networks, Inc.*	908,860
3,541	Atlassian Corp. PLC, Class A*	826,044
10,001	Atos SE (France)	669,319
4,489	Autodesk, Inc.*	1,283,226
10,405	Avaya Holdings Corp.*	298,415
21,362	BASE, Inc. (Japan)*(a)	331,769
7,670	Belden, Inc.	388,102
20,184	Bentley Systems, Inc., Class B	1,157,754
11,158	BigCommerce Holdings, Inc.Series 1*	606,884
28,102	Bit Digital, Inc. (China)*(a)	237,462
45,548	Bitfarms Ltd. (Canada)*	193,051
74,069	BlackBerry Ltd. (Canada)*(a)	745,875
3,506	Broadcom, Inc.	1,655,989
4,459	Brooks Automation, Inc.	455,219
10,399	Canadian Solar, Inc. (Canada)*	411,592
7,817	CEVA, Inc.*	350,749
4,676	Check Point Software Technologies Ltd. (Israel)*	546,998
7,925	Ciena Corp.*	418,995
43,612	Cisco Systems, Inc.	2,307,075
30,963	Cloudera, Inc.*	398,184
10,872	Cognex Corp.	863,128
41,315	Converge Technology Solutions Corp. (Canada)*	276,003
16,571	Corning, Inc.	722,993
2,486	Coupa Software, Inc.*	592,165
5,751	Crowdstrike Holdings, Inc., Class A*	1,277,585
4,607	CyberArk Software Ltd.*	582,970
5,271	Dassault Systemes (France)	1,211,939
17,624	Digi International, Inc.*	334,151

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
8,148	Digital Garage, Inc. (Japan)	$ 338,589
5,223	Docebo, Inc. (Canada)*	270,619
5,451	DocuSign, Inc.*	1,099,031
12,891	Edenred (France)	709,940
4,632	Euronet Worldwide, Inc.*	693,133
9,719	EVERTEC, Inc. (Puerto Rico)	423,068
1,333	Fair Isaac Corp.*	674,578
3,830	FARO Technologies, Inc.*	289,740
7,521	Fidelity National Information Services, Inc.	1,120,479
27,454	FireEye, Inc.*	614,146
6,198	First Solar, Inc.*	471,730
13,195	Fiserv, Inc.*	1,520,064
3,151	FleetCor Technologies, Inc.*	864,760
5,489	Fortinet, Inc.*	1,199,566
4,739	Global Payments, Inc.	917,992
5,789	Guidewire Software, Inc.*	565,817
4,342	Hennge KK (Japan)*	197,803
59,126	Hewlett Packard Enterprise Co.	943,651
29,456	HP, Inc.	860,999
281,096	Ideanomics, Inc.*(a)	809,557
31,087	Infineon Technologies AG (Germany)	1,257,806
14,367	Infocom Corp. (Japan)	338,354
46,409	Innoviz Technologies Ltd. (Israel)*	492,400
43,212	Inseego Corp.*(a)	371,623
70,098	Intel Corp.	4,003,998
6,716	InterDigital, Inc.	542,519
20,482	International Business Machines Corp.	2,944,083
5,954	Intuit, Inc.	2,614,342
2,943	IPG Photonics Corp.*	615,852
9,015	Jabil, Inc.	508,897
25,667	Juniper Networks, Inc.	675,812
17,494	Kainos Group PLC (United Kingdom)	352,959
2,896	Keyence Corp. (Japan)	1,437,269
5,220	Keysight Technologies, Inc.*	743,224
104,079	Learning Technologies Group PLC (United Kingdom)	250,866
12,917	Marathon Digital Holdings, Inc.*(a)	319,954
20,050	Marvell Technology, Inc.	968,415
7,602	Mastercard, Inc., Class A	2,741,129
15,084	Materialise NV ADR (Belgium)*	407,117
21,011	McAfee Corp., Class A	528,006

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
15,577	Medallia, Inc.*	$ 399,862
35,280	Microsoft Corp.	8,808,710
9,662	Mimecast Ltd.*	483,003
7,729	Nemetschek SE (Germany)	575,826
7,396	NETGEAR, Inc.*	287,557
3,028	Nice Ltd. ADR (Israel)*	673,306
224,383	Nokia OYJ ADR (Finland)*	1,157,816
3,196	Northern Data AG (Germany)*(a)	362,458
6,504	Novanta, Inc.*	903,861
14,896	NVIDIA Corp.	9,679,123
4,071	NXP Semiconductors NV (China)	860,691
4,422	Okta, Inc.*	983,630
31,144	OneConnect Financial Technology Co. Ltd. ADR (China)*	450,342
10,730	Open Text Corp. (Canada)	504,095
19,448	Oracle Corp.	1,531,336
3,590	OSI Systems, Inc.*	345,932
16,241	Pagseguro Digital Ltd., Class A (Brazil)*	797,596
3,032	Palo Alto Networks, Inc.*	1,101,374
334,153	PAX Global Technology Ltd. (Hong Kong)	417,611
10,648	PayPal Holdings, Inc.*	2,768,693
17,089	Ping Identity Holding Corp.*	412,016
4,167	Proofpoint, Inc.*	720,099
5,199	PTC, Inc.*	697,394
5,139	Q2 Holdings, Inc.*	487,845
23,874	QIWI PLC ADR (Russia)	262,375
5,422	Qorvo, Inc.*	990,708
14,854	QUALCOMM, Inc.	1,998,457
1,055,806	Razer, Inc.*(a)(b)	348,240
19,560	Repay Holdings Corp.*	444,208
15,588	Riot Blockchain, Inc.*(a)	422,902
1,989	Rogers Corp.*	372,639
9,196	S&T AG (Austria)*(a)	230,763
25,478	Sabre Corp.*	352,870
18,422	salesforce.com, Inc.*	4,386,278
6,298	Samsung SDS Co. Ltd. (South Korea)	1,024,914
12,352	SAP SE (Germany)	1,732,163
33,429	Seiko Epson Corp. (Japan)	610,066
8,861	Semtech Corp.*	558,243
2,899	ServiceNow, Inc.*	1,373,778
4,944	Shift4 Payments, Inc., Class A*	461,226

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,337	Shopify, Inc., Class A (Canada)*	$ 1,661,717
13,389	Sierra Wireless, Inc. (Canada)*	208,333
4,483	Silicon Laboratories, Inc.*	612,199
6,287	Skyworks Solutions, Inc.	1,068,790
13,885	Slack Technologies, Inc., Class A*	611,495
12,092	Software AG (Germany)	533,221
31,598	SolarWinds Corp.*	522,947
5,965	Sprout Social, Inc., Class A*	414,090
12,354	Square, Inc., Class A*	2,749,012
13,062	SS&C Technologies Holdings, Inc.	964,890
13,508	StoneCo Ltd., Class A (Brazil)*	891,123
22,443	Stratasys Ltd.*	518,209
19,509	SunPower Corp.*	456,316
24,134	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2,832,366
11,872	Telos Corp.*	390,351
12,093	Tenable Holdings, Inc.*	505,487
13,097	Teradyne, Inc.	1,733,388
34,783	Tuya, Inc. ADR (China)*	829,922
49,621	Velodyne Lidar, Inc.*(a)	478,843
7,303	Verint Systems, Inc.*	336,741
12,888	Veritone, Inc.*	247,063
7,489	Viasat, Inc.*	398,265
12,487	Visa, Inc., Class A	2,838,295
4,296	VMware, Inc., Class A*(a)	678,295
2,610	WEX, Inc.*	511,325
5,692	Xilinx, Inc.	722,884
10,166	Yokowo Co. Ltd. (Japan)	214,182
5,086	Zoom Video Communications, Inc., Class A*	1,686,162
4,007	Zscaler, Inc.*	778,159

		152,799,242

Materials – 0.2%
1,511	SK Chemicals Co. Ltd. (South Korea)	343,440
965	Soulbrain Co. Ltd./New (South Korea)	283,884
5,563	Soulbrain Holdings Co. Ltd. (South Korea)*	185,550

		812,874

Real Estate – 0.7%
3,543	CoreSite Realty Corp. REIT	429,589

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
11,560	Digital Realty Trust, Inc. REIT	$ 1,752,034
1,449	Equinix, Inc. REIT	1,067,507

		3,249,130

Utilities – 1.5%
10,374	Atlantica Sustainable Infrastructure PLC (Spain)	377,095
17,677	Avangrid, Inc.	931,224
11,023	Azure Power Global Ltd. (India)*	229,389
576,014	Beijing Jingneng Clean Energy Co. Ltd., Class H (China)	126,164
18,200	Brookfield Renewable Corp., Class A(a)	777,504
23,559	Brookfield Renewable Partners LP (Canada)	936,119
13,164	Dominion Energy, Inc.	1,002,307
1,274,447	Huaneng Power International, Inc., Class H (China)	453,195
28,723	Innergex Renewable Energy, Inc. (Canada)	481,491
17,837	NextEra Energy, Inc.	1,306,025

		6,620,513

TOTAL COMMON STOCKS
(Cost $392,244,634)		$449,293,894

Closed-End-Fund – 0.1%
244,939	Greencoat UK Wind PLC/Funds
(Cost $435,712)		$ 458,419

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $392,680,346)		$449,752,313

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,379,489	0.026%	$ 12,379,489
(Cost $12,379,489)

TOTAL INVESTMENTS – 102.8%
(Cost $405,059,835)		$462,131,802

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8)%		(12,290,732)

NET ASSETS – 100.0%		$449,841,070

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Communication Services – 11.2%
2,043	Alphabet, Inc., Class A*	$ 4,815,045
1,983	Alphabet, Inc., Class C*	4,782,123
44,204	AT&T, Inc.	1,300,924
37	Cable One, Inc.	67,176
1,024	Charter Communications, Inc., Class A*	711,199
32,970	Comcast Corp., Class A	1,890,500
1,130	Discovery, Inc., Class A*(a)	36,284
2,257	Discovery, Inc., Class C*	67,823
2,708	Electronic Arts, Inc.	387,054
16,361	Facebook, Inc., Class A*	5,378,351
2,818	Interpublic Group of Cos., Inc. (The)	94,938
3,093	Netflix, Inc.*	1,555,191
1,185	New York Times Co. (The), Class A	50,742
1,544	Omnicom Group, Inc.	126,979
3,407	T-Mobile US, Inc.*	481,920
5,301	Twitter, Inc.*	307,458
25,688	Verizon Communications, Inc.	1,451,115
83	ViacomCBS, Inc., Class A(a)	3,863
3,945	ViacomCBS, Inc., Class B	167,347
13,146	Walt Disney Co. (The)*	2,348,533
478	Zillow Group, Inc., Class A*	56,543
1,188	Zillow Group, Inc., Class C*	139,376
8,400	Zynga, Inc., Class A*	91,056

		26,311,540

Consumer Discretionary – 11.1%
499	2U, Inc.*	18,174
3,085	Amazon.com, Inc.*	9,943,171
2,532	Aptiv PLC*	380,863
165	AutoZone, Inc.*	232,089
1,660	Best Buy Co., Inc.	192,958
298	Booking Holdings, Inc.*	703,742
641	Brunswick Corp.	65,529
1,184	CarMax, Inc.*	136,385
4,409	Carnival Corp.*	130,330
200	Chipotle Mexican Grill, Inc.*	274,396
275	Columbia Sportswear Co.	28,251
943	Darden Restaurants, Inc.	135,066
453	Dick’s Sporting Goods, Inc.	44,181
1,787	Dollar General Corp.	362,690
4,715	eBay, Inc.	287,049
861	Etsy, Inc.*	141,833
1,007	Expedia Group, Inc.*	178,189

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
36,933	Ford Motor Co.*	$ 536,636
1,329	Gap, Inc. (The)	44,455
1,414	Garmin Ltd.	201,127
11,842	General Motors Co.*	702,349
337	Grand Canyon Education, Inc.*	30,647
1,206	Hasbro, Inc.	115,740
1,984	Hilton Worldwide Holdings, Inc.*	248,536
7,818	Home Depot, Inc. (The)	2,493,238
261	Hyatt Hotels Corp., Class A*	20,379
1,139	Kohl’s Corp.	63,203
1,667	L Brands, Inc.*	116,473
2,415	Las Vegas Sands Corp.*	139,466
570	Lear Corp.	110,215
5,340	Lowe’s Cos., Inc.	1,040,392
1,076	Lululemon Athletica, Inc.*	347,688
1,955	Marriott International, Inc., Class A*	280,699
3,416	MGM Resorts International	146,444
3,638	Newell Brands, Inc.	104,374
11,783	NIKE, Inc., Class B	1,607,908
791	Nordstrom, Inc.*	26,530
363	Pool Corp.	158,468
2,527	PulteGroup, Inc.	146,035
662	PVH Corp.*	76,011
2,765	Qurate Retail, Inc.Series A	37,687
446	Ralph Lauren Corp.*	55,340
1,431	Royal Caribbean Cruises Ltd.*	133,469
1,225	Service Corp. International	64,949
8,502	Starbucks Corp.	968,208
2,617	Tapestry, Inc.*	117,477
3,639	Target Corp.	825,762
8,720	TJX Cos., Inc. (The)	588,949
835	Tractor Supply Co.	151,720
610	Travel + Leisure Co.	39,742
395	Ulta Beauty, Inc.*	136,417
1,862	Under Armour, Inc., Class C*	35,490
3,054	VF Corp.	243,465
511	Wayfair, Inc., Class A*	156,642
587	Whirlpool Corp.	139,172
762	Wynn Resorts Ltd.*	100,485
2,188	Yum! Brands, Inc.	262,494

		26,069,377

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – 6.5%
5,245	Archer-Daniels-Midland Co.	$ 348,950
429	Brown-Forman Corp., Class A	32,175
1,709	Brown-Forman Corp., Class B	137,335
1,281	Bunge Ltd.	111,216
1,847	Campbell Soup Co.	89,893
2,349	Church & Dwight Co., Inc.	201,380
1,197	Clorox Co. (The)	211,546
36,659	Coca-Cola Co. (The)	2,026,876
7,991	Colgate-Palmolive Co.	669,486
4,615	Conagra Brands, Inc.	175,831
3,212	Costco Wholesale Corp.	1,215,003
5,747	General Mills, Inc.	361,256
1,396	Hershey Co. (The)	241,578
2,641	Hormel Foods Corp.	128,194
634	Ingredion, Inc.	60,186
1,047	J M Smucker Co. (The)	139,555
2,372	Kellogg Co.	155,342
3,220	Kimberly-Clark Corp.	420,629
6,133	Kraft Heinz Co. (The)	267,337
5,507	Kroger Co. (The)	203,649
2,346	McCormick & Co., Inc.	208,935
13,245	Mondelez International, Inc., Class A	841,455
13,158	PepsiCo, Inc.	1,946,595
23,110	Procter & Gamble Co. (The)	3,116,384
2,725	Tyson Foods, Inc., Class A	216,638
5,261	Walgreens Boots Alliance, Inc.	277,044
10,141	Walmart, Inc.	1,440,326

		15,244,794

Energy – 2.8%
2,906	APA Corp.	60,445
5,053	Baker Hughes Co.	123,293
1,784	Cheniere Energy, Inc.*	151,461
14,843	Chevron Corp.	1,540,555
10,469	ConocoPhillips	583,542
4,532	Devon Energy Corp.	120,370
3,140	Equitrans Midstream Corp.	25,874
32,626	Exxon Mobil Corp.	1,904,380
2,116	Hess Corp.	177,363
6,058	Marathon Oil Corp.	73,362
4,978	Marathon Petroleum Corp.	307,640
6,460	Occidental Petroleum Corp.	167,702
3,409	ONEOK, Inc.	179,791

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
3,362	Phillips 66	$ 283,148
10,689	Schlumberger NV	334,886
3,135	Valero Energy Corp.	252,054
9,361	Williams Cos., Inc. (The)	246,569

		6,532,435

Financials – 12.1%
365	Affiliated Managers Group, Inc.	59,860
5,608	Aflac, Inc.	317,861
2,484	Allstate Corp. (The)	339,339
3,058	Ally Financial, Inc.	167,303
5,362	American Express Co.	858,617
7,062	American International Group, Inc.	373,156
963	Ameriprise Financial, Inc.	250,226
1,857	Aon PLC, Class A	470,508
1,561	Arthur J Gallagher & Co.	228,858
1,239	Associated Banc-Corp.	28,485
479	Assurant, Inc.	77,191
675	Axis Capital Holdings Ltd.	36,207
63,417	Bank of America Corp.	2,688,247
322	Bank of Hawaii Corp.	28,896
6,546	Bank of New York Mellon Corp. (The)	340,916
1,208	BlackRock, Inc.	1,059,464
260	BOK Financial Corp.	23,670
3,707	Capital One Financial Corp.	596,012
11,286	Charles Schwab Corp. (The)	833,471
3,685	Chubb Ltd.	626,413
17,072	Citigroup, Inc.	1,343,737
1,135	Comerica, Inc.	89,086
867	Commerce Bancshares, Inc.	67,522
3,281	Equitable Holdings, Inc.	104,172
203	Erie Indemnity Co., Class A	40,829
272	FactSet Research Systems, Inc.	90,946
5,823	Fifth Third Bancorp	245,381
890	First American Financial Corp.	57,236
4,464	First Horizon Corp.	85,129
1,412	First Republic Bank	270,313
2,637	FNB Corp.	35,362
2,719	Goldman Sachs Group, Inc. (The)(b)	1,011,523
297	Hanover Insurance Group, Inc. (The)	41,429
2,926	Hartford Financial Services Group, Inc. (The)	191,214
8,268	Huntington Bancshares, Inc.	131,131
4,534	Intercontinental Exchange, Inc.	511,798

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,085	Invesco Ltd.	$ 88,015
24,831	JPMorgan Chase & Co.	4,078,243
7,954	KeyCorp	183,260
822	Lazard Ltd., Class A	38,782
1,574	Lincoln National Corp.	109,850
641	LPL Financial Holdings, Inc.	94,791
4,148	Marsh & McLennan Cos., Inc.	573,876
6,197	MetLife, Inc.	405,036
1,334	Moody’s Corp.	447,357
11,451	Morgan Stanley	1,041,469
157	Morningstar, Inc.	37,050
656	MSCI, Inc.	307,093
936	Nasdaq, Inc.	156,743
1,570	Northern Trust Corp.	190,268
3,479	PNC Financial Services Group, Inc. (The)	677,292
2,219	Principal Financial Group, Inc.	145,100
4,789	Progressive Corp. (The)	474,494
3,239	Prudential Financial, Inc.	346,476
7,862	Regions Financial Corp.	184,049
558	Reinsurance Group of America, Inc.	70,325
1,976	S&P Global, Inc.	749,833
3,063	SLM Corp.	62,026
2,884	State Street Corp.	250,850
423	SVB Financial Group*	246,563
4,771	Synchrony Financial	226,193
1,852	T. Rowe Price Group, Inc.	354,380
2,067	Travelers Cos., Inc. (The)	330,100
11,041	Truist Financial Corp.	682,113
1,802	Umpqua Holdings Corp.	34,382
1,665	Unum Group	51,565
11,136	US Bancorp	676,846
1,015	Voya Financial, Inc.	66,503
31,113	Wells Fargo & Co.	1,453,599

		28,556,030

Health Care – 12.8%
12,467	Abbott Laboratories	1,454,275
12,711	AbbVie, Inc.	1,438,885
2,487	Agilent Technologies, Inc.	343,529
443	Agios Pharmaceuticals, Inc.*	24,710
565	Align Technology, Inc.*	333,435
1,132	Alkermes PLC*	25,662
4,199	Amgen, Inc.	999,110

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,798	Anthem, Inc.	$ 715,999
3,672	Baxter International, Inc.	301,545
2,083	Becton Dickinson and Co.	503,857
1,093	Biogen, Inc.*	292,356
1,296	BioMarin Pharmaceutical, Inc.*	100,181
278	Bio-Techne Corp.	115,045
10,303	Boston Scientific Corp.*	438,393
16,329	Bristol-Myers Squibb Co.	1,073,142
1,173	Catalent, Inc.*	122,966
4,141	Centene Corp.*	304,778
2,066	Cerner Corp.	161,664
2,479	Cigna Corp.	641,689
346	Cooper Cos., Inc. (The)	136,134
9,513	CVS Health Corp.	822,304
4,447	Edwards Lifesciences Corp.*	426,467
6,071	Eli Lilly & Co.	1,212,621
712	Encompass Health Corp.	61,082
1,071	Exact Sciences Corp.*	118,378
9,058	Gilead Sciences, Inc.	598,824
1,919	HCA Healthcare, Inc.	412,182
1,029	Henry Schein, Inc.*	78,245
1,846	Hologic, Inc.*	116,409
928	Humana, Inc.	406,186
606	IDEXX Laboratories, Inc.*	338,215
1,059	Illumina, Inc.*	429,573
1,330	Incyte Corp.*	111,427
831	Intuitive Surgical, Inc.*	699,852
19,024	Johnson & Johnson	3,219,812
349	Masimo Corp.*	75,244
1,161	McKesson Corp.	223,365
9,676	Medtronic PLC	1,224,885
18,218	Merck & Co., Inc.	1,382,564
186	Mettler-Toledo International, Inc.*	241,977
40,105	Pfizer, Inc.	1,553,267
455	PRA Health Sciences, Inc.*	77,769
960	Quest Diagnostics, Inc.	126,403
699	Regeneron Pharmaceuticals, Inc.*	351,199
1,035	ResMed, Inc.	213,055
365	Sage Therapeutics, Inc.*	25,404
913	Seagen, Inc.*	141,834
606	STERIS PLC	115,661
2,496	Stryker Corp.	637,154
333	Teleflex, Inc.	133,929

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,853	Thermo Fisher Scientific, Inc.	$ 1,339,483
6,807	UnitedHealth Group, Inc.	2,803,939
1,870	Vertex Pharmaceuticals, Inc.*	390,138
3,425	Zoetis, Inc.	605,129

		30,241,331

Industrials – 8.4%
4,593	3M Co.	932,563
1,148	AECOM*	74,631
885	Alaska Air Group, Inc.*	61,242
752	Allegion PLC	105,641
4,029	American Airlines Group, Inc.*	97,663
393	Armstrong World Industries, Inc.	41,796
4,359	Boeing Co. (The)*	1,076,760
1,101	Booz Allen Hamilton Holding Corp.	93,508
775	BWX Technologies, Inc.	48,468
4,426	Caterpillar, Inc.	1,067,020
1,204	Cummins, Inc.	309,765
2,563	Deere & Co.	925,499
4,631	Delta Air Lines, Inc.*	220,806
3,264	Eaton Corp. PLC	474,096
4,863	Emerson Electric Co.	465,340
2,002	FedEx Corp.	630,250
1,062	Flowserve Corp.	45,018
1,120	Fortune Brands Home & Security, Inc.	115,539
2,067	General Dynamics Corp.	392,544
70,988	General Electric Co.	998,091
1,349	Graco, Inc.	102,146
5,734	Honeywell International, Inc.	1,324,038
3,219	Howmet Aerospace, Inc.*	114,210
322	Huntington Ingalls Industries, Inc.	69,620
2,573	Illinois Tool Works, Inc.	596,318
1,056	Jacobs Engineering Group, Inc.	150,036
680	J.B. Hunt Transport Services, Inc.	116,647
2,283	JetBlue Airways Corp.*	45,888
5,961	Johnson Controls International PLC	396,645
283	Lennox International, Inc.	99,030
2,020	Lockheed Martin Corp.	772,044
471	ManpowerGroup, Inc.	56,986
446	Mercury Systems, Inc.*	29,191
2,589	Nielsen Holdings PLC	70,447
468	Nordson Corp.	103,751
1,273	Northrop Grumman Corp.	465,753

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
556	Oshkosh Corp.	$ 73,081
875	Owens Corning	93,319
1,348	Pentair PLC	92,972
11,649	Raytheon Technologies Corp.	1,033,383
1,711	Republic Services, Inc.	186,807
944	Rockwell Automation, Inc.	248,952
429	Ryder System, Inc.	35,088
440	Snap-on, Inc.	112,033
3,888	Southwest Airlines Co.*	238,956
1,256	Stanley Black & Decker, Inc.	272,301
296	Teledyne Technologies, Inc.*	124,163
875	Toro Co. (The)	97,204
1,952	Trane Technologies PLC	363,853
5,479	Union Pacific Corp.	1,231,296
2,095	United Airlines Holdings, Inc.*	122,243
5,852	United Parcel Service, Inc., Class B	1,255,839
589	United Rentals, Inc.*	196,702
1,322	Univar Solutions, Inc.*	35,813
1,290	Verisk Analytics, Inc.	222,951
3,444	Waste Management, Inc.	484,502
460	Woodward, Inc.	58,503
354	W.W. Grainger, Inc.	163,605
742	XPO Logistics, Inc.*	109,022
1,454	Xylem, Inc.	171,746

		19,713,324

Information Technology – 27.1%
5,209	Accenture PLC, Class A	1,469,771
3,276	Adobe, Inc.*	1,653,004
8,159	Advanced Micro Devices, Inc.*	653,373
1,087	Akamai Technologies, Inc.*	124,146
382	Alliance Data Systems Corp.	46,241
2,503	Analog Devices, Inc.	411,994
107,955	Apple, Inc.	13,452,273
6,247	Applied Materials, Inc.	862,898
360	Arista Networks, Inc.*	122,177
604	Arrow Electronics, Inc.*	72,679
1,496	Autodesk, Inc.*	427,647
3,512	Automatic Data Processing, Inc.	688,422
797	Avnet, Inc.	35,116
936	Broadridge Financial Solutions, Inc.	149,273
963	CDW Corp.	159,300
1,042	Ciena Corp.*	55,091

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
28,938	Cisco Systems, Inc.	$ 1,530,820
834	Citrix Systems, Inc.	95,877
1,785	Dell Technologies, Inc., Class C*	176,072
1,233	DocuSign, Inc.*	248,597
1,671	Dropbox, Inc., Class A*	45,702
1,723	DXC Technology Co.*	65,336
450	Elastic NV*	53,195
422	F5 Networks, Inc.*	78,251
5,046	Fidelity National Information Services, Inc.	751,753
710	First Solar, Inc.*	54,038
4,684	Fiserv, Inc.*	539,597
906	Fortinet, Inc.*	197,997
2,433	Global Payments, Inc.	471,296
1,140	GoDaddy, Inc., Class A*	92,294
8,776	Hewlett Packard Enterprise Co.	140,065
8,784	HP, Inc.	256,756
283	HubSpot, Inc.*	142,740
27,962	Intel Corp.	1,597,189
6,051	International Business Machines Corp.	869,771
1,716	Intuit, Inc.	753,478
1,200	Jabil, Inc.	67,740
621	Jack Henry & Associates, Inc.	95,727
2,240	Juniper Networks, Inc.	58,979
1,527	Keysight Technologies, Inc.*	217,414
1,058	KLA Corp.	335,270
969	Lam Research Corp.	629,705
190	Littelfuse, Inc.	49,636
7,233	Mastercard, Inc., Class A	2,608,075
1,809	Maxim Integrated Products, Inc.	184,536
7,575	Micron Technology, Inc.*	637,361
51,028	Microsoft Corp.	12,740,671
1,162	Motorola Solutions, Inc.	238,570
879	National Instruments Corp.	35,863
1,508	NetApp, Inc.	116,674
361	New Relic, Inc.*	22,628
3,678	NortonLifeLock, Inc.	101,734
4,022	NVIDIA Corp.	2,613,415
12,560	Oracle Corp.	988,974
485	PagerDuty, Inc.*	19,715
644	Palo Alto Networks, Inc.*	233,933
329	Paycom Software, Inc.*	108,438
312	Paylocity Holding Corp.*	52,987
9,592	PayPal Holdings, Inc.*	2,494,112

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
270	Pegasystems, Inc.	$ 31,898
1,679	Pure Storage, Inc., Class A*	31,985
7,671	QUALCOMM, Inc.	1,032,056
531	RingCentral, Inc., Class A*	139,372
5,977	salesforce.com, Inc.*	1,423,124
1,328	ServiceNow, Inc.*	629,313
1,100	Splunk, Inc.*	133,320
3,021	Square, Inc., Class A*	672,233
1,032	Synopsys, Inc.*	262,479
739	Teradata Corp.*	35,376
1,122	Teradyne, Inc.	148,497
6,259	Texas Instruments, Inc.	1,188,083
2,032	Trimble, Inc.*	158,069
975	Twilio, Inc., Class A*	327,600
272	Tyler Technologies, Inc.*	109,660
683	VeriSign, Inc.*	150,205
13,844	Visa, Inc., Class A	3,146,741
552	VMware, Inc., Class A*(a)	87,155
3,346	Western Union Co. (The)	81,877
1,220	Workday, Inc., Class A*	279,038
1,142	Xerox Holdings Corp.	26,780
1,664	Xilinx, Inc.	211,328
430	Zebra Technologies Corp., Class A*	213,732
784	Zendesk, Inc.*	107,141

		63,823,448

Materials – 2.9%
1,745	Air Products and Chemicals, Inc.	522,907
915	Albemarle Corp.	152,878
520	AptarGroup, Inc.	76,601
438	Ashland Global Holdings, Inc.	41,540
675	Avery Dennison Corp.	148,858
2,603	Ball Corp.	213,862
1,094	Berry Global Group, Inc.*	74,622
441	Cabot Corp.	28,039
900	Celanese Corp.	148,905
1,687	CF Industries Holdings, Inc.	89,698
5,869	Dow, Inc.	401,557
1,072	Eastman Chemical Co.	134,429
1,973	Ecolab, Inc.	424,353
11,458	Freeport-McMoRan, Inc.	489,486
1,971	International Flavors & Fragrances, Inc.	279,231
3,106	International Paper Co.	195,989

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
4,158	Linde PLC (United Kingdom)	$ 1,249,895
2,026	LyondellBasell Industries NV, Class A	228,168
504	Martin Marietta Materials, Inc.	183,280
6,351	Newmont Corp.	466,671
2,377	Nucor Corp.	243,737
764	Packaging Corp. of America	113,569
2,014	Sherwin-Williams Co. (The)	571,029
814	Sonoco Products Co.	54,961
1,432	Valvoline, Inc.	47,256
1,078	Vulcan Materials Co.	197,619
2,128	Westrock Co.	124,105

		6,903,245

Real Estate – 2.2%
3,621	American Tower Corp. REIT	925,021
1,157	AvalonBay Communities, Inc. REIT	239,429
1,271	Boston Properties, Inc. REIT	149,419
772	Camden Property Trust REIT	96,793
2,733	CBRE Group, Inc., Class A*	239,903
3,405	Crown Castle International Corp. REIT	645,247
2,288	Digital Realty Trust, Inc. REIT	346,769
1,362	Douglas Emmett, Inc. REIT	47,289
730	Equinix, Inc. REIT	537,806
1,421	Equity LifeStyle Properties, Inc. REIT	100,692
3,013	Equity Residential REIT	233,357
530	Essex Property Trust, Inc. REIT	156,504
1,052	Extra Space Storage, Inc. REIT	157,600
997	JBG SMITH Properties REIT	32,113
424	Jones Lang LaSalle, Inc.*	85,754
3,380	Kimco Realty Corp. REIT	72,028
6,032	Prologis, Inc. REIT	710,811
2,401	UDR, Inc. REIT	114,360
3,056	Ventas, Inc. REIT	169,455
6,117	Weyerhaeuser Co. REIT	232,201

		5,292,551

Utilities – 2.5%
2,521	Alliant Energy Corp.	144,075
2,488	Ameren Corp.	209,490
5,029	American Electric Power Co., Inc.	432,494
575	Avangrid, Inc.	30,291
2,890	CMS Energy Corp.	181,319
3,473	Consolidated Edison, Inc.	268,254

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
8,256	Dominion Energy, Inc.	$ 628,612
1,946	DTE Energy Co.	268,528
7,435	Duke Energy Corp.	745,136
3,624	Edison International	202,473
3,476	Eversource Energy	282,216
9,851	Exelon Corp.	444,477
1,629	MDU Resources Group, Inc.	54,832
2,459	NRG Energy, Inc.	79,057
5,108	Public Service Enterprise Group, Inc.	317,309
2,932	Sempra Energy	397,257
10,688	Southern Co. (The)	683,177
4,931	Vistra Corp.	79,734
5,320	Xcel Energy, Inc.	377,082

		5,825,813

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $172,779,615)		$234,513,888

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
90,795	0.026%	$ 90,795
(Cost $90,795)

TOTAL INVESTMENTS – 99.6% (Cost $172,870,410)		$234,604,683

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		764,234

NET ASSETS – 100.0%		$235,368,917

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EQUITY ETFs

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS EQUITY ETFs

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2021:

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,611,951	$—	$—
North America	746,890,582	—	—
Securities Lending Reinvestment Vehicle	2,909,103	—	—

Total	$751,411,636	$—	$—

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$8,814,523	$—	$—
North America	196,922,307	—	—
South America	4,126,281	—	—
Securities Lending Reinvestment Vehicle	1,612,824	—	—

Total	$211,475,935	$—	$—

INNOVATE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$77,649,439	$634,012	$—
Europe	42,652,656	—	—
North America	322,292,863	751,762	—
Oceania	933,351	—	—
South America	4,838,230	—	—
Securities Lending Reinvestment Vehicle	12,379,489	—	—

Total	$460,746,028	$1,385,774	$—

JUST U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,249,895	$—	$—
North America	233,263,993	—	—
Securities Lending Reinvestment Vehicle	90,795	—	—

Total	$234,604,683	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Funds utilize fair value model prices by an independent third-party (fair value) service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS EQUITY ETFs

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equal Weight U.S. Large Cap Equity ETF, Hedge Industry VIP ETF, Innovate Equity ETF, and JUST U.S. Large Cap Equity ETF Funds invested the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS EQUITY ETFs

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM, JUST Capital Foundation, Inc. and Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Providers rely on third party data they believe to be reliable in constructing each respective Index, but they do not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. Furthermore, Solactive AG, the index provider for the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF and Goldman Sachs Innovate Equity ETF, and JUST Capital Foundation, Inc., the index provider for the Goldman Sachs JUST U.S. Large Cap Equity ETF, may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Funds will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Funds. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS EQUITY ETFs

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Funds are expected to deviate from their respective investment objectives in anticipation of the closing of the Reorganization. The Funds therefore may be subject to higher tracking error risk during the period leading up to the closing of the Reorganization.